CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	AOCI Attributable to Parent	Total
Equity Balance at Jan. 31, 2018	$ 35,004	$ 6,803,833	$ (9,129,238)	$ (20,348)	$ (2,310,749)
Equity Balance, Shares at Jan. 31, 2018	35,004,588
Stock issued for cash, value	$ 2,500	185,000	0	0	187,500
Stock issued for cash, shares	2,500,000
Extinguishment of related party debt	$ 0	1,979,844	0	0	1,979,844
Net income (loss) for the period	0	0	(134,062)	0	(134,062)
Foreign exchange translation	$ 0	0	0	27,128	27,128
Equity Balance, Shares at Jan. 31, 2019	37,504,588
Equity Balance at Jan. 31, 2019	$ 37,504	8,968,677	(9,263,300)	6,780	(250,339)
Net income (loss) for the period	0	0	(195,661)	0	(195,661)
Foreign exchange translation	$ 0	0	0	(43,195)	(43,195)
Equity Balance, Shares at Oct. 31, 2019	37,504,588
Equity Balance at Oct. 31, 2019	$ 37,504	8,968,677	(9,458,961)	(36,415)	(489,195)
Equity Balance at Jan. 31, 2019	$ 37,504	8,968,677	(9,263,300)	6,780	(250,339)
Equity Balance, Shares at Jan. 31, 2019	37,504,588
Stock issued for debt, value	$ 3,713	163,391	0	0	$ 167,104
Stock issued for debt, shares	3,713,420				3,713,420
Net income (loss) for the period	$ 0	0	(321,592)	0	$ (321,592)
Foreign exchange translation	$ 0	0	0	(81,229)	(81,229)
Equity Balance, Shares at Jan. 31, 2020	41,218,008
Equity Balance at Jan. 31, 2020	$ 41,217	9,132,068	(9,584,892)	(74,449)	(486,056)
Net income (loss) for the period	0	0	(18,415)	0	(18,415)
Foreign exchange translation	$ 0	0	0	17,225	17,225
Equity Balance, Shares at Oct. 31, 2020	41,218,008
Equity Balance at Oct. 31, 2020	$ 41,217	$ 9,132,068	$ (9,603,307)	$ (57,224)	$ (487,246)